Related-Party Balances and Transactions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total current	R$ 261,280	R$ 205,793
Accounts receivable, noncurrent	935,272	950,950
Total receivables	1,196,552	1,156,743
Total	1,196,552	1,156,743
Liabilities	31,613,581	29,874,232
Agreement For The Installment Payment Of Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	1,361	1,361
Reimbursement G E S P 2015 [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable, noncurrent	933,911	949,589
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Total	120,378	96,703
Reimbursement For Retirement And Pension Benefits Paid [Member]
IfrsStatementLineItems [Line Items]
Total	1,076,174	1,060,040
Interest On Capital Payable [Member]
IfrsStatementLineItems [Line Items]
Liabilities	420,564	372,550
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Total current	169,515	144,937
Allowance For Loss [Member]
IfrsStatementLineItems [Line Items]
Total current	(50,498)	(49,595)
Monthly Flow Paymentsiiandvi [Member]
IfrsStatementLineItems [Line Items]
Total current	36,241	13,376
Reimbursement G E S P 2015 [Member]
IfrsStatementLineItems [Line Items]
Total current	R$ 106,022	R$ 97,075